Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 225,980	$ 167,088	$ 93,897
Accounts receivable-oil and gas	22,023	25,615	28,019
Accounts receivable - related parties	37,062	34,848	4,731
Prepaid expenses and other current assets	1,435	1,506	1,327
Short-term derivative instruments	343	664	1,601
Total current assets	286,843	229,721	129,575
Property and equipment:
Oil and natural gas properties, full-cost accounting, $626,295,000 and $138,623,000 excluded from amortization in 2012 and 2011, respectively	1,932,419	1,611,090	1,035,754
Other property and equipment	8,924	8,662	8,024
Accumulated depletion, depreciation, amortization and impairment	(688,467)	(665,884)	(575,142)
Property and equipment, net	1,252,876	953,868	468,636
Other assets:
Equity investments ($151,317,000 and $0 attributable to fair value option in 2012 and 2011, respectively)	451,592	381,484	86,824
Other assets	13,159	13,295	5,123
Total other assets	464,751	394,779	91,947
Deferred tax asset		0	1,000
Total assets	2,004,470	1,578,368	691,158
Current liabilities:
Accounts payable and accrued liabilities	109,777	110,244	43,872
Asset retirement obligation-current	780	60	620
Short-term derivative instruments	9,689	10,442
Deferred tax liability	158	0
Current maturities of long-term debt	152	150	141
Total current liabilities	120,556	120,896	44,633
Asset retirement obligation - long-term	12,560	13,215	12,033
Deferred tax liability	45,382	18,607	0
Long-term debt, net of current maturities	298,921	298,888	2,142
Other non-current liabilities	142	354	0
Total liabilities	477,561	451,960	58,808
Commitments and contingencies (Notes 16 and 17)
Preferred stock, $.01 par value; 5,000,000 authorized, 30,000 authorized as redeemable 12% cumulative preferred stock, Series A; 0 issued and outstanding	0	0	0
Stockholders' equity:
Common stock - $.01 par value, 100,000,000 authorized, 67,527,386 issued and outstanding in 2012 and 55,621,371 in 2011	773	674	556
Paid-in capital	1,395,288	1,036,245	604,584
Accumulated other comprehensive income (loss)	(6,629)	(3,429)	2,663
Retained earnings	137,477	92,918	24,547
Total stockholders' equity	1,526,909	1,126,408	632,350
Total liabilities and stockholders' equity	$ 2,004,470	$ 1,578,368	$ 691,158